Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of Cash Flows [Abstract]
Net income (loss)	$ (202,101)	$ (40,551)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	56,081	46,853
Amortization of deferred charges	1,258	941
Impairment loss on right of use assets	94,233	0
Share option expenses	53	241
Share of results of associated companies	2,564	(178)
Dividends received from associated companies	450	150
Amortization of charter party-out contracts	7,057	9,289
Amortization of other fair value adjustments, net, arising on the Merger	0	813
Mark to market (gain) loss on derivatives	28,403	15,668
Mark to market (gain) loss on marketable securities	10,532	2,024
Provision for onerous contracts	0	(299)
Non-cash lease expense	(2,607)	(1,081)
Other	(173)	(1,227)
Changes in operating assets and liabilities, net:
Trade accounts receivable	24,104	(2,788)
Related party balances	1,203	(1,658)
Other receivables	(1,683)	(2,805)
Inventories	1,198	(11,134)
Voyages in progress	10,635	(2,362)
Prepaid expenses	(417)	(1,935)
Trade accounts payables	3,471	6,920
Accrued expenses	(6,697)	7,203
Other current liabilities	(16,352)	4,405
Net cash provided by operating activities	11,212	28,489
Investing activities
Investments in equity securities	0	(10,000)
Payments related to upgrades and vessels	(23,809)	(8,844)
Loan advances to related party	(1,000)	0
Repayments of loans receivable from related party	5,350	0
Other investing activities, net	54	89
Net cash used in investing activities	(19,405)	(18,755)
Financing activities
Proceeds from long-term debt	18,000	225,540
Repayment of long-term debt	(45,394)	(423,482)
Repayment of finance leases	(33,911)	(2,748)
Distributions to shareholders	(7,164)	(10,773)
Debt fees paid	0	(5,174)
Payments related to share repurchases	0	(2,630)
Proceeds from share distributions	0	185
Lease incentives received	17,500	0
Net cash used in financing activities	(50,969)	(219,082)
Net change in cash, cash equivalents and restricted cash	(59,162)	(209,348)
Cash, cash equivalents and restricted cash at beginning of period	163,244	372,605
Cash, cash equivalents and restricted cash at end of period	$ 104,082	$ 163,257